Goodwill - Schedule of Changes in Carrying Amount of Goodwill, net (Details) - USD ($) $ in Millions			3 Months Ended	12 Months Ended
	Sep. 01, 2021	Jul. 01, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period			$ 4,931	$ 4,713	$ 4,931
Impairment			(296)	0	(296)	$ (99)
Segment realignment				0	0
Foreign currency translation				(58)	78
Balance at the end of the period				4,656	4,713	4,931
North America Gaming and Interactive
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period			1,440	0	1,440
Impairment			(103)
Segment realignment				0	(1,337)
Foreign currency translation				0	0
Discontinued operations					0
Balance at the end of the period				0	0	1,440
North America Lottery
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period			1,222	0	1,222
Impairment					0
Segment realignment				0	(1,222)
Foreign currency translation				0	0
Discontinued operations					0
Balance at the end of the period				0	0	1,222
International
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period			1,308	0	1,308
Impairment			(193)
Segment realignment				0	(1,113)
Foreign currency translation				0	(2)
Discontinued operations					0
Balance at the end of the period				0	0	1,308
Italy
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period			1,482	0	1,482
Impairment					0
Segment realignment				0	(1,480)
Foreign currency translation				0	(2)
Discontinued operations					0
Balance at the end of the period				0	0	1,482
Global Lottery
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period			0	2,997	0
Impairment					0
Segment realignment		$ 2,900		0	2,942
Foreign currency translation				(49)	55
Discontinued operations					0
Balance at the end of the period				2,948	2,997	0
Global Gaming
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period			0	1,716	0
Impairment					0
Segment realignment	$ 1,400	$ 2,200		(265)	2,209
Foreign currency translation				(5)	28
Discontinued operations					520
Balance at the end of the period				1,446	1,716	0
Digital & Betting
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period			0	0	0
Impairment					0
Segment realignment	$ 265			265	0
Foreign currency translation				(3)	0
Discontinued operations					0
Balance at the end of the period				261	0	0
Discontinued Operations
Changes in the carrying amount of goodwill, net
Balance at the beginning of the period			$ (520)	0	(520)
Impairment					0
Segment realignment					0
Foreign currency translation					0
Discontinued operations					520
Balance at the end of the period				$ 0	$ 0	$ (520)